INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Production costs
Analysis and storage			$ 21,129	$ 535,388
Commissions and royalties			771,883	396,325
Import and export expenses			82,036	34,977
Depreciation property, plant and equipment			625,286	727,133
Depreciation of leased assets			177,095
Freight and haulage			451,648	100,005
Employee benefits and social securities			2,555,203	2,421,592
Maintenance			227,532	186,019
Energy and fuel			237,510	210,971
Supplies and materials			174,031	131,569
Mobility and travel			8,964	55,899
Professional fees and outsourced services			337,896	28,188
Office supplies			38,433	19,882
Insurance			51,019	38,213
Information technology expenses			282
Allowance for obsolescence			524,264	111,595
Taxes			16,513	11,358
Miscellaneous			10,033	110,373
Production costs			6,310,757	5,119,487
Selling, general and administrative expenses
Amortization intangible assets			578,066	722,571
Analysis and storage			3,017	125,556
Commissions and royalties			245,341	186,406
Import and export expenses			577,023	542,692
Depreciation property, plant and equipment			344,089	292,710
Depreciation of leased assets			125,371
Impairment of receivables			1,120,787	(12,223)
Freight and haulage			1,664,525	1,161,936
Employee benefits and social securities			6,273,892	6,809,782
Maintenance			275,117	115,158
Energy and fuel			73,047	281,614
Supplies and materials			137,727	231,682
Mobility and travel			974,167	678,997
Publicity and advertising			1,078,928	700,370
Contingencies			(8,134)	(6,159)
Share-based incentives			1,867,334
Professional fees and outsourced services			406,488	1,006,110
Professional fees related parties			32,672	411,352
Office supplies			192,830	211,263
Insurance			249,522	238,714
Information technology expenses			382,249	304,568
Obsolescence				71,677
Taxes			2,495,732	2,407,613
Miscellaneous			92,529	179,698
Total selling, general and administrative expense	$ 10,497,408	$ 10,581,602	19,182,319	16,662,087
Production costs and selling, general and administrative expenses
Amortization intangible assets			578,066	722,571
Analysis and storage			24,146	660,944
Commissions and royalties			1,017,224	582,731
Import and export expenses			659,059	577,669
Depreciation, property, plant and equipment			969,375	1,019,843
Depreciation of leased assets			302,466
Impairment of receivables			1,120,787	(12,223)
Freight and haulage			2,116,173	1,261,941
Employee benefits and social securities			8,829,095	9,231,374
Maintenance			502,649	301,177
Energy and fuel			310,557	492,585
Supplies and materials			311,758	363,251
Mobility and travel			983,131	734,896
Publicity and advertising			1,078,928	700,370
Contingencies			(8,134)	(6,159)
Share-based incentives			1,867,334
Professional fees and outsourced services			744,384	1,034,298
Professional fees related parties			32,672	411,352
Office supplies			231,263	231,145
Insurance			300,541	276,927
Information technology expenses			382,531	304,568
Obsolescence			524,264	183,272
Taxes			2,512,245	2,418,971
Miscellaneous			102,562	290,071
Total			$ 25,493,076	$ 21,781,574